Property and equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Property and equipment
Additions	$ 584	$ 924
Acquisitions through business combinations	68	476
Disposals	$ 0	$ 0